Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	15,251,661	17,520,555
Number of options, Forfeited	(18,000)	(257,750)
Number of options Exercised	(14,440,921)	(2,011,144)
Number of options, Ending balance	792,740	15,251,661	17,520,555
Number of options, Expected to vest	0
Number of options, Exercisable	792,740
Weighted average exercise price, Beginning balance	$ 2.5458	$ 2.5210
Weighted average exercise price, Forfeited	2.5500	2.55
Weighted average exercise price Exercised	2.5456	2.3290
Weighted average exercise price, Ending balance	2.5500	$ 2.5458	$ 2.5210
Weighted average exercise price, Expected to vest	0
Weighted average exercise price, Exercisable	$ 2.5500
Weighted average remaining contractual life	6 years 7 months 9 days	7 years 10 months 2 days	8 years 9 months 25 days
Weighted average remaining contractual life, Exercisable	6 years 7 months 9 days
Aggregate intrinsic value	$ 13,778	$ 234,939	$ 227,049
Aggregate intrinsic value, Expected to vest	0
Aggregate intrinsic value, Exercisable	$ 13,778